Label	Element	Value
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2055 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 26, 2014, to August 31, 2014, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2055 Portfolio, which is designed for investors planning to retire around the year 2055, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2055 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.74%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.87%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	608
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,381
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2050 Portfolio, which is designed for investors planning to retire around the year 2050, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects the combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 29, 2011, is the inception date for the oldest class of shares, Class 1 shares. Class A shares were first offered on March 1, 2012. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A shares. Returns for Class A shares would have been substantially similar to returns of Class 1 shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class A shares were first offered on March 1, 2012. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.52%. Best quarter: Q1 '12, 11.60% Worst quarter: Q2 '12, –4.35%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Inception	rr_AverageAnnualReturnSinceInception	14.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
Inception	rr_AverageAnnualReturnSinceInception	14.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
Inception	rr_AverageAnnualReturnSinceInception	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.25%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[10],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	607
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,188
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Annual Return 2012	rr_AnnualReturn2012	15.03%
Annual Return 2013	rr_AnnualReturn2013	23.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.52%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 11.60%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q2 '12, -4.35%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	17.31%
Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%
Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.07%
Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2045 Portfolio, which is designed for investors planning to retire around the year 2045, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.57%. Best quarter: Q2 '09, 20.87% Worst quarter: Q4 '08, –23.33%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	17.30%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
5 Years	rr_AverageAnnualReturnYear05	16.71%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.18%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	607
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,973
Annual Return 2007	rr_AnnualReturn2007	8.93%
Annual Return 2008	rr_AnnualReturn2008	(40.48%)
Annual Return 2009	rr_AnnualReturn2009	35.93%
Annual Return 2010	rr_AnnualReturn2010	15.49%
Annual Return 2011	rr_AnnualReturn2011	(5.49%)
Annual Return 2012	rr_AnnualReturn2012	15.13%
Annual Return 2013	rr_AnnualReturn2013	23.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.57%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.57%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.87%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.33%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	17.17%
5 Years	rr_AverageAnnualReturnYear05	14.90%
Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	14.13%
Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	11.93%
Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2040 Portfolio, which is designed for investors planning to retire around the year 2040, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide parth described above.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.54%. Best quarter: Q2 '09, 20.87% Worst quarter: Q4 '08, –23.19%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	17.30%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
5 Years	rr_AverageAnnualReturnYear05	16.71%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	605
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	867
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,951
Annual Return 2007	rr_AnnualReturn2007	8.90%
Annual Return 2008	rr_AnnualReturn2008	(40.42%)
Annual Return 2009	rr_AnnualReturn2009	36.10%
Annual Return 2010	rr_AnnualReturn2010	15.48%
Annual Return 2011	rr_AnnualReturn2011	(5.59%)
Annual Return 2012	rr_AnnualReturn2012	15.19%
Annual Return 2013	rr_AnnualReturn2013	23.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.54%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.87%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.19%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	14.93%
Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Years	rr_AverageAnnualReturnYear05	14.18%
Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	11.95%
Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2035 Portfolio, which is designed for investors planning to retire around the year 2035, currently has a target asset allocation of 92% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 65% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 6% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 98% S&P 500 Index/2% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to November 30, 2012, 94%/6% from December 1, 2012, to November 30, 2013, and 93%/7% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.53%. Best quarter: Q2 '09, 20.80% Worst quarter: Q4 '08, –23.24%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.03%
5 Years	rr_AverageAnnualReturnYear05	17.22%
Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.16%
5 Years	rr_AverageAnnualReturnYear05	16.64%
Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Annual Return 2007	rr_AnnualReturn2007	8.98%
Annual Return 2008	rr_AnnualReturn2008	(40.44%)
Annual Return 2009	rr_AnnualReturn2009	36.17%
Annual Return 2010	rr_AnnualReturn2010	15.44%
Annual Return 2011	rr_AnnualReturn2011	(5.56%)
Annual Return 2012	rr_AnnualReturn2012	15.26%
Annual Return 2013	rr_AnnualReturn2013	23.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.53%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.80%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.24%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	16.84%
5 Years	rr_AverageAnnualReturnYear05	14.88%
Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	14.15%
Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	11.90%
Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2030 Portfolio, which is designed for investors planning to retire around the year 2030, currently has a target asset allocation of 85% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 60% Russell 3000 Index, 26% MSCI ACWI ex-US Index, 11% Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 95% S&P 500 Index/5% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 94%/6% from December 1, 2007, to November 30, 2008; 93%/7% from December 1, 2008, to November 30, 2009; 92%/8% from December 1, 2009, to November 30, 2010; 91%/9% from December 1, 2010, to November 30, 2011; 89%/11% from December 1, 2011, to November 30, 2012; 88%/12% from December 1, 2012, to November 30, 2013, and 86%/14% from December 1, 2013, to the date of this propsectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.68%. Best quarter: Q2 '09, 20.66% Worst quarter: Q4 '08, –23.12%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.70%
5 Years	rr_AverageAnnualReturnYear05	16.58%
Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.29%
5 Years	rr_AverageAnnualReturnYear05	16.17%
Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.18%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	607
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,973
Annual Return 2007	rr_AnnualReturn2007	8.72%
Annual Return 2008	rr_AnnualReturn2008	(40.24%)
Annual Return 2009	rr_AnnualReturn2009	35.83%
Annual Return 2010	rr_AnnualReturn2010	15.16%
Annual Return 2011	rr_AnnualReturn2011	(5.07%)
Annual Return 2012	rr_AnnualReturn2012	14.84%
Annual Return 2013	rr_AnnualReturn2013	21.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.68%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.66%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.12%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	14.53%
Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.04%
5 Years	rr_AverageAnnualReturnYear05	13.77%
Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	11.57%
Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2025 Portfolio, which is designed for investors planning to retire around the year 2025, currently has a target asset allocation of 74% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 54% Russell 3000 Index, 23% MSCI ACWI ex-US Index, 18% Barclays U.S. Aggregate Bond Index, and 5% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 89% S&P 500 Index/11% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 88%/12% from December 1, 2007, to November 30, 2008; 86%/14% from December 1, 2008, to November 30, 2009; 85%/15% from December 1, 2009, to November 30, 2010; 83%/ 17% from December 1, 2010, to November 30, 2011; 81%/19% from December 1, 2011, to November 30, 2012; 79%/21% from December 1, 2012, to November 30, 2013; and 77%/23% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.72%. Best quarter: Q2 '09, 20.24% Worst quarter: Q4 '08, –22.15%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291"
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.34%
5 Years	rr_AverageAnnualReturnYear05	15.51%
Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	15.40%
Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	604
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	864
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,941
Annual Return 2007	rr_AnnualReturn2007	8.03%
Annual Return 2008	rr_AnnualReturn2008	(38.60%)
Annual Return 2009	rr_AnnualReturn2009	35.31%
Annual Return 2010	rr_AnnualReturn2010	14.43%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Annual Return 2012	rr_AnnualReturn2012	14.40%
Annual Return 2013	rr_AnnualReturn2013	19.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.72%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.72%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.24%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -22.15%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	13.97%
Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	13.14%
Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Years	rr_AverageAnnualReturnYear05	11.04%
Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2020 Portfolio, which is designed for investors planning to retire around the year 2020, currently has a target asset allocation of 62% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 46% Russell 3000 Index, 19% MSCI ACWI ex-US Index, 28% Barclays U.S. Aggregate Bond Index, and 7% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 81% S&P 500 Index/19% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 79%/21% from December 1, 2007, to November 30, 2008; 77%/23% from December 1, 2008, to November 30, 2009; 74%/26% from December 1, 2009, to November 30, 2010; 72%/ 28% from December 1, 2010, to November 30, 2011; 70%/30% from December 1, 2011, to November 30, 2012;67%/33% from December 1, 2012, to November 30, 2013; and 65%/35% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.73%. Best quarter: Q2 '09, 19.54% Worst quarter: Q4 '08, –20.72%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.97%
5 Years	rr_AverageAnnualReturnYear05	14.06%
Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	14.36%
Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	603
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,950
Annual Return 2007	rr_AnnualReturn2007	7.64%
Annual Return 2008	rr_AnnualReturn2008	(36.24%)
Annual Return 2009	rr_AnnualReturn2009	34.82%
Annual Return 2010	rr_AnnualReturn2010	13.49%
Annual Return 2011	rr_AnnualReturn2011	(2.83%)
Annual Return 2012	rr_AnnualReturn2012	13.77%
Annual Return 2013	rr_AnnualReturn2013	15.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.73%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.73%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.54%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -20.72%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	13.23%
Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	12.23%
Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	10.35%
Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2015 Portfolio, which is designed for investors planning to retire around the year 2015, currently has a target asset allocation of 52% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 38% Russell 3000 Index, 16% MSCI ACWI ex-US Index, 37% Barclays U.S. Aggregate Bond Index, and 9% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 70% S&P 500 Index/30% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 67%/33% from December 1, 2007, to November 30, 2008; 65%/35% from December 1, 2008, to November 30, 2009; 62%/38% from December 1, 2009, to November 30, 2010; 60%/ 40% from December 1, 2010, to November 30, 2011; 58%/42% from December 1, 2011, to November 30, 2012; 56%/44% from December 1, 2012, to November 30, 2013; and 54%/46% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.55%. Best quarter: Q2 '09, 18.12% Worst quarter: Q4 '08, –19.31%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Years	rr_AverageAnnualReturnYear05	12.54%
Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.36%
5 Years	rr_AverageAnnualReturnYear05	12.98%
Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	602
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,959
Annual Return 2007	rr_AnnualReturn2007	6.57%
Annual Return 2008	rr_AnnualReturn2008	(33.38%)
Annual Return 2009	rr_AnnualReturn2009	32.95%
Annual Return 2010	rr_AnnualReturn2010	12.81%
Annual Return 2011	rr_AnnualReturn2011	(1.45%)
Annual Return 2012	rr_AnnualReturn2012	12.98%
Annual Return 2013	rr_AnnualReturn2013	12.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.55%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.12%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -19.31%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	12.38%
Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	11.25%
Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	9.54%
Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 101 to 103 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors who were expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2010 Portfolio, which is designed for investors who were planning to retire around the year 2010, currently has a target asset allocation of 43.75% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Living Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investment, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 32% Russell 3000 Index, 13% MSCI ACWI ex-US Index, 44% Barclays U.S. Aggregate Bond Index, and 11% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 58% S&P 500 Index/42% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 56%/44% from December 1, 2007, to November 30, 2008; 54%/46% from December 1, 2008, to November 30, 2009; 52%/48% from December 1, 2009, to November 30, 2010; 50%/ 50% from December 1, 2010, to November 30, 2011; 47.5%/52.5% from December 1, 2011, to November 30, 2012; 46.25%/53.75% from December 1, 2012, to November 30, 2013; and 45%/55% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.50%. Best quarter: Q2 '09, 16.54% Worst quarter: Q4 '08, –17.10%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	11.18%
Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	12.28%
Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[14],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	600
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,153
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,967
Annual Return 2007	rr_AnnualReturn2007	5.51%
Annual Return 2008	rr_AnnualReturn2008	(29.82%)
Annual Return 2009	rr_AnnualReturn2009	30.79%
Annual Return 2010	rr_AnnualReturn2010	12.01%
Annual Return 2011	rr_AnnualReturn2011	(0.38%)
Annual Return 2012	rr_AnnualReturn2012	12.31%
Annual Return 2013	rr_AnnualReturn2013	10.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.50%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 16.54%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -17.10%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	11.47%
Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	10.06%
Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	8.81%
Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2055 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 26, 2014, to August 31, 2014, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2055 Portfolio, which is designed for investors planning to retire around the year 2055, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2055 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.87%	[2]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	2.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.20%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.77%)	[16],[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2055 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.87%	[2]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	2.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.95%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.77%)	[16],[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2055 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.77%	[2]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%	[15]
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	2.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.10%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.77%)	[16],[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2055 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.72%	[2]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%	[15]
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	2.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.80%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.87%)	[16],[17],[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2055 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.07%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.67%	[2]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%	[15]
Remainder of other expenses	rr_Component3OtherExpensesOverAssets	2.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.50%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.77%)	[16],[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2050 Portfolio, which is designed for investors planning to retire around the year 2050, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects the combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 29, 2011, is the inception date for the oldest class of shares, Class 1 shares. Class R1, Class R2, Class R3, Class R4 and Class R5 shares were first offered on March 1, 2012. The returns prior to this date are those of Class 1 shares. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class 1 shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, Class R2, Class R3, Class R4 and Class R5 shares were first offered on March 1, 2012. The returns prior to this date are those of Class 1 shares. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class 1 shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.35%. Best quarter: Q1 '12, 11.82% Worst quarter: Q2 '12, –4.35%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Inception	rr_AverageAnnualReturnSinceInception	14.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
Inception	rr_AverageAnnualReturnSinceInception	14.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
Inception	rr_AverageAnnualReturnSinceInception	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.40%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[18]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[10],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	513
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,005
Annual Return 2012	rr_AnnualReturn2012	15.09%
Annual Return 2013	rr_AnnualReturn2013	23.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.35%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 11.82%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q2 '12, -4.35%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	23.08%
Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.82%
Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.35%
Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.40%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[18]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[10],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,732
1 Year	rr_AverageAnnualReturnYear01	23.36%
Inception	rr_AverageAnnualReturnSinceInception	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.29%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%	[18]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[10],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,887
1 Year	rr_AverageAnnualReturnYear01	23.19%
Inception	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.24%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%	[18]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[10],[19],[20],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
1 Year	rr_AverageAnnualReturnYear01	23.77%
Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2050 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[10],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,221
1 Year	rr_AverageAnnualReturnYear01	23.99%
Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2045 Portfolio, which is designed for investors planning to retire around the year 2045, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.31%. Best quarter: Q2 '09, 20.70% Worst quarter: Q4 '08, –23.18%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	17.30%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
5 Years	rr_AverageAnnualReturnYear05	16.71%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	868
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,918
Annual Return 2007	rr_AnnualReturn2007	8.72%
Annual Return 2008	rr_AnnualReturn2008	(40.54%)
Annual Return 2009	rr_AnnualReturn2009	35.55%
Annual Return 2010	rr_AnnualReturn2010	15.34%
Annual Return 2011	rr_AnnualReturn2011	(5.74%)
Annual Return 2012	rr_AnnualReturn2012	14.99%
Annual Return 2013	rr_AnnualReturn2013	22.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.31%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.70%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.18%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	22.97%
5 Years	rr_AverageAnnualReturnYear05	15.82%
Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.50%
5 Years	rr_AverageAnnualReturnYear05	15.10%
Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.41%
5 Years	rr_AverageAnnualReturnYear05	12.72%
Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.33%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,660
1 Year	rr_AverageAnnualReturnYear01	23.28%
5 Years	rr_AverageAnnualReturnYear05	14.86%
Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	819
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
1 Year	rr_AverageAnnualReturnYear01	23.08%
5 Years	rr_AverageAnnualReturnYear05	15.92%
Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[11],[19],[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,472
1 Year	rr_AverageAnnualReturnYear01	23.61%
5 Years	rr_AverageAnnualReturnYear05	16.29%
Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2045 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.12%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,135
1 Year	rr_AverageAnnualReturnYear01	23.87%
5 Years	rr_AverageAnnualReturnYear05	16.61%
Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2040 Portfolio, which is designed for investors planning to retire around the year 2040, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide parth described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.38%. Best quarter: Q2 '09, 20.70% Worst quarter: Q4 '08, –23.25%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	17.30%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
5 Years	rr_AverageAnnualReturnYear05	16.71%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.32%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
Annual Return 2007	rr_AnnualReturn2007	8.69%
Annual Return 2008	rr_AnnualReturn2008	(40.57%)
Annual Return 2009	rr_AnnualReturn2009	35.93%
Annual Return 2010	rr_AnnualReturn2010	15.21%
Annual Return 2011	rr_AnnualReturn2011	(5.64%)
Annual Return 2012	rr_AnnualReturn2012	14.81%
Annual Return 2013	rr_AnnualReturn2013	23.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.38%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.70%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.25%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	23.06%
5 Years	rr_AverageAnnualReturnYear05	15.86%
Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.62%
5 Years	rr_AverageAnnualReturnYear05	15.17%
Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	12.75%
Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,638
1 Year	rr_AverageAnnualReturnYear01	23.37%
5 Years	rr_AverageAnnualReturnYear05	15.08%
Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,792
1 Year	rr_AverageAnnualReturnYear01	23.20%
5 Years	rr_AverageAnnualReturnYear05	15.95%
Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[11],[19],[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,460
1 Year	rr_AverageAnnualReturnYear01	23.70%
5 Years	rr_AverageAnnualReturnYear05	16.34%
Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2040 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,123
1 Year	rr_AverageAnnualReturnYear01	23.85%
5 Years	rr_AverageAnnualReturnYear05	16.64%
Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2035 Portfolio, which is designed for investors planning to retire around the year 2035, currently has a target asset allocation of 92% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 65% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 6% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 98% S&P 500 Index/2% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to November 30, 2012, 94%/6% from December 1, 2012, to November 30, 2013, and 93%/7% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.36%. Best quarter: Q2 '09, 20.80% Worst quarter: Q4 '08, –23.20%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.03%
5 Years	rr_AverageAnnualReturnYear05	17.22%
Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.16%
5 Years	rr_AverageAnnualReturnYear05	16.64%
Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.30%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Annual Return 2007	rr_AnnualReturn2007	8.77%
Annual Return 2008	rr_AnnualReturn2008	(40.51%)
Annual Return 2009	rr_AnnualReturn2009	35.78%
Annual Return 2010	rr_AnnualReturn2010	15.28%
Annual Return 2011	rr_AnnualReturn2011	(5.71%)
Annual Return 2012	rr_AnnualReturn2012	14.87%
Annual Return 2013	rr_AnnualReturn2013	22.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.36%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.80%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.20%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	15.79%
Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.35%
5 Years	rr_AverageAnnualReturnYear05	15.12%
Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.28%
5 Years	rr_AverageAnnualReturnYear05	12.69%
Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.30%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,627
1 Year	rr_AverageAnnualReturnYear01	22.96%
5 Years	rr_AverageAnnualReturnYear05	15.02%
Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,804
1 Year	rr_AverageAnnualReturnYear01	22.76%
5 Years	rr_AverageAnnualReturnYear05	15.87%
Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[11],[19],[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,459
1 Year	rr_AverageAnnualReturnYear01	23.37%
5 Years	rr_AverageAnnualReturnYear05	16.31%
Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2035 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.10%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,111
1 Year	rr_AverageAnnualReturnYear01	23.70%
5 Years	rr_AverageAnnualReturnYear05	16.61%
Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2030 Portfolio, which is designed for investors planning to retire around the year 2030, currently has a target asset allocation of 85% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 60% Russell 3000 Index, 26% MSCI ACWI ex-US Index, 11% Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 95% S&P 500 Index/5% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 94%/6% from December 1, 2007, to November 30, 2008; 93%/7% from December 1, 2008, to November 30, 2009; 92%/8% from December 1, 2009, to November 30, 2010; 91%/9% from December 1, 2010, to November 30, 2011; 89%/11% from December 1, 2011, to November 30, 2012; 88%/12% from December 1, 2012, to November 30, 2013, and 86%/14% from December 1, 2013, to the date of this propsectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.51%. Best quarter: Q2 '09, 20.70% Worst quarter: Q4 '08, –23.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.70%
5 Years	rr_AverageAnnualReturnYear05	16.58%
Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.29%
5 Years	rr_AverageAnnualReturnYear05	16.17%
Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.30%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	859
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,899
Annual Return 2007	rr_AnnualReturn2007	8.38%
Annual Return 2008	rr_AnnualReturn2008	(40.45%)
Annual Return 2009	rr_AnnualReturn2009	35.72%
Annual Return 2010	rr_AnnualReturn2010	14.91%
Annual Return 2011	rr_AnnualReturn2011	(5.23%)
Annual Return 2012	rr_AnnualReturn2012	14.60%
Annual Return 2013	rr_AnnualReturn2013	21.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.51%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.51%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.70%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.46%
Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.68%
5 Years	rr_AverageAnnualReturnYear05	14.75%
Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	12.38%
Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.30%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[18]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,627
1 Year	rr_AverageAnnualReturnYear01	21.43%
5 Years	rr_AverageAnnualReturnYear05	14.83%
Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,794
1 Year	rr_AverageAnnualReturnYear01	21.34%
5 Years	rr_AverageAnnualReturnYear05	15.55%
Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[11],[19],[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,459
1 Year	rr_AverageAnnualReturnYear01	21.70%
5 Years	rr_AverageAnnualReturnYear05	15.88%
Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2030 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,122
1 Year	rr_AverageAnnualReturnYear01	22.03%
5 Years	rr_AverageAnnualReturnYear05	16.22%
Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2025 Portfolio, which is designed for investors planning to retire around the year 2025, currently has a target asset allocation of 74% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 54% Russell 3000 Index, 23% MSCI ACWI ex-US Index, 18% Barclays U.S. Aggregate Bond Index, and 5% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 89% S&P 500 Index/11% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 88%/12% from December 1, 2007, to November 30, 2008; 86%/14% from December 1, 2008, to November 30, 2009; 85%/15% from December 1, 2009, to November 30, 2010; 83%/ 17% from December 1, 2010, to November 30, 2011; 81%/19% from December 1, 2011, to November 30, 2012; 79%/21% from December 1, 2012, to November 30, 2013; and 77%/23% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.55%. Best quarter: Q2 '09, 20.31% Worst quarter: Q4 '08, –22.17%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.34%
5 Years	rr_AverageAnnualReturnYear05	15.51%
Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	15.40%
Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Annual Return 2007	rr_AnnualReturn2007	7.58%
Annual Return 2008	rr_AnnualReturn2008	(38.75%)
Annual Return 2009	rr_AnnualReturn2009	35.04%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Annual Return 2011	rr_AnnualReturn2011	(4.32%)
Annual Return 2012	rr_AnnualReturn2012	14.17%
Annual Return 2013	rr_AnnualReturn2013	18.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.55%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.31%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -22.17%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Years	rr_AverageAnnualReturnYear05	14.91%
Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	14.13%
Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.95%
5 Years	rr_AverageAnnualReturnYear05	11.86%
Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,626
1 Year	rr_AverageAnnualReturnYear01	19.09%
5 Years	rr_AverageAnnualReturnYear05	14.27%
Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,783
1 Year	rr_AverageAnnualReturnYear01	19.01%
5 Years	rr_AverageAnnualReturnYear05	15.00%
Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[11],[19],[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,438
1 Year	rr_AverageAnnualReturnYear01	19.44%
5 Years	rr_AverageAnnualReturnYear05	15.40%
Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2025 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.10%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,099
1 Year	rr_AverageAnnualReturnYear01	19.69%
5 Years	rr_AverageAnnualReturnYear05	15.70%
Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2020 Portfolio, which is designed for investors planning to retire around the year 2020, currently has a target asset allocation of 62% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 46% Russell 3000 Index, 19% MSCI ACWI ex-US Index, 28% Barclays U.S. Aggregate Bond Index, and 7% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 81% S&P 500 Index/19% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 79%/21% from December 1, 2007, to November 30, 2008; 77%/23% from December 1, 2008, to November 30, 2009; 74%/26% from December 1, 2009, to November 30, 2010; 72%/ 28% from December 1, 2010, to November 30, 2011; 70%/30% from December 1, 2011, to November 30, 2012;67%/33% from December 1, 2012, to November 30, 2013; and 65%/35% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.46%. Best quarter: Q2 '09, 19.41% Worst quarter: Q4 '08, –20.84%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.97%
5 Years	rr_AverageAnnualReturnYear05	14.06%
Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	14.36%
Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.30%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	853
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,891
Annual Return 2007	rr_AnnualReturn2007	7.39%
Annual Return 2008	rr_AnnualReturn2008	(36.51%)
Annual Return 2009	rr_AnnualReturn2009	34.70%
Annual Return 2010	rr_AnnualReturn2010	13.35%
Annual Return 2011	rr_AnnualReturn2011	(2.99%)
Annual Return 2012	rr_AnnualReturn2012	13.40%
Annual Return 2013	rr_AnnualReturn2013	15.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.46%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.41%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -20.84%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	14.21%
Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Years	rr_AverageAnnualReturnYear05	13.26%
Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	11.19%
Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.30%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,614
1 Year	rr_AverageAnnualReturnYear01	15.95%
5 Years	rr_AverageAnnualReturnYear05	13.53%
Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,781
1 Year	rr_AverageAnnualReturnYear01	15.87%
5 Years	rr_AverageAnnualReturnYear05	14.30%
Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[12],[19],[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,436
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2020 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[12],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	14.98%
Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2015 Portfolio, which is designed for investors planning to retire around the year 2015, currently has a target asset allocation of 52% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 38% Russell 3000 Index, 16% MSCI ACWI ex-US Index, 37% Barclays U.S. Aggregate Bond Index, and 9% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 70% S&P 500 Index/30% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 67%/33% from December 1, 2007, to November 30, 2008; 65%/35% from December 1, 2008, to November 30, 2009; 62%/38% from December 1, 2009, to November 30, 2010; 60%/ 40% from December 1, 2010, to November 30, 2011; 58%/42% from December 1, 2011, to November 30, 2012; 56%/44% from December 1, 2012, to November 30, 2013; and 54%/46% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.36%. Best quarter: Q2 '09, 18.15% Worst quarter: Q4 '08, –19.39%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Years	rr_AverageAnnualReturnYear05	12.54%
Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.36%
5 Years	rr_AverageAnnualReturnYear05	12.98%
Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[13],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	853
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,890
Annual Return 2007	rr_AnnualReturn2007	6.32%
Annual Return 2008	rr_AnnualReturn2008	(33.55%)
Annual Return 2009	rr_AnnualReturn2009	32.78%
Annual Return 2010	rr_AnnualReturn2010	12.54%
Annual Return 2011	rr_AnnualReturn2011	(1.61%)
Annual Return 2012	rr_AnnualReturn2012	12.72%
Annual Return 2013	rr_AnnualReturn2013	12.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.36%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.15%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -19.39%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	13.30%
Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	12.23%
Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	10.34%
Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.32%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[13],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	12.68%
Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[13],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,780
1 Year	rr_AverageAnnualReturnYear01	12.89%
5 Years	rr_AverageAnnualReturnYear05	13.38%
Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[13],[19],[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,435
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	13.76%
Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2015 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.12%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[13],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,107
1 Year	rr_AverageAnnualReturnYear01	13.53%
5 Years	rr_AverageAnnualReturnYear05	14.05%
Inception	rr_AverageAnnualReturnSinceInception	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors who were expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2010 Portfolio, which is designed for investors who were planning to retire around the year 2010, currently has a target asset allocation of 43.75% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Living Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investment, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 32% Russell 3000 Index, 13% MSCI ACWI ex-US Index, 44% Barclays U.S. Aggregate Bond Index, and 11% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 58% S&P 500 Index/42% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 56%/44% from December 1, 2007, to November 30, 2008; 54%/46% from December 1, 2008, to November 30, 2009; 52%/48% from December 1, 2009, to November 30, 2010; 50%/ 50% from December 1, 2010, to November 30, 2011; 47.5%/52.5% from December 1, 2011, to November 30, 2012; 46.25%/53.75% from December 1, 2012, to November 30, 2013; and 45%/55% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006, is the inception date for the oldest class of shares, Class A shares. Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares. Returns for Class R1, R2, R3, R4, and R5 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R1, R2, R3, R4, and R5 shares were first offered on March 1, 2012. The Class R1, R2, R3, R4, and R5 returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R2, R3, R4, and R5 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.20%. Best quarter: Q2 '09, 16.57% Worst quarter: Q4 '08, –17.26%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	11.18%
Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	12.28%
Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.34%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[14],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	864
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,919
Annual Return 2007	rr_AnnualReturn2007	5.26%
Annual Return 2008	rr_AnnualReturn2008	(30.06%)
Annual Return 2009	rr_AnnualReturn2009	30.52%
Annual Return 2010	rr_AnnualReturn2010	11.88%
Annual Return 2011	rr_AnnualReturn2011	(0.54%)
Annual Return 2012	rr_AnnualReturn2012	12.06%
Annual Return 2013	rr_AnnualReturn2013	10.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.20%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 16.57%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -17.26%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	10.36%
5 Years	rr_AverageAnnualReturnYear05	12.43%
Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	11.07%
Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	9.63%
Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.34%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[15]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[14],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	732
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,643
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	11.65%
Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.24%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.15%	[15]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[14],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,809
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05	12.50%
Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[14],[19],[20],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,465
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	12.86%
Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Classes R1-R5) | (Retirement Living through 2010 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.14%	[6]
Service plan fees	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[14],[19],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	270
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	491
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,127
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	13.17%
Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2055 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 26, 2014, to August 31, 2014, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2055 Portfolio, which is designed for investors planning to retire around the year 2055, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2055 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.07%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.62%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.45%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.77%)	[21],[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2050 Portfolio, which is designed for investors planning to retire around the year 2050, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects the combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 29, 2011, is the inception date for the oldest class of shares, Class 1 shares. Class R6 shares were first offered on March 1, 2012. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class 1 shares because Class R6 shares are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the class are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on March 1, 2012. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.95%. Best quarter: Q1 '12, 11.94% Worst quarter: Q2 '12, –4.24%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Inception	rr_AverageAnnualReturnSinceInception	14.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
Inception	rr_AverageAnnualReturnSinceInception	14.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
Inception	rr_AverageAnnualReturnSinceInception	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.14%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[10],[22],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,152
Annual Return 2012	rr_AnnualReturn2012	15.80%
Annual Return 2013	rr_AnnualReturn2013	24.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 11.94%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q2 '12, -4.24%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	24.05%
Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.42%
Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2045 Portfolio, which is designed for investors planning to retire around the year 2045, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.00%. Best quarter: Q2 '09, 20.57% Worst quarter: Q4 '08, –23.53%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	17.30%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
5 Years	rr_AverageAnnualReturnYear05	16.71%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.07%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,076
Annual Return 2007	rr_AnnualReturn2007	7.71%
Annual Return 2008	rr_AnnualReturn2008	(41.09%)
Annual Return 2009	rr_AnnualReturn2009	34.55%
Annual Return 2010	rr_AnnualReturn2010	14.26%
Annual Return 2011	rr_AnnualReturn2011	(6.08%)
Annual Return 2012	rr_AnnualReturn2012	15.87%
Annual Return 2013	rr_AnnualReturn2013	23.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.00%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.57%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.53%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	23.84%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	14.82%
Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	12.56%
Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2040 Portfolio, which is designed for investors planning to retire around the year 2040, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide parth described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.97%. Best quarter: Q2 '09, 20.56% Worst quarter: Q4 '08, –23.39%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	17.30%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.50%
5 Years	rr_AverageAnnualReturnYear05	16.71%
Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,064
Annual Return 2007	rr_AnnualReturn2007	7.66%
Annual Return 2008	rr_AnnualReturn2008	(41.05%)
Annual Return 2009	rr_AnnualReturn2009	34.67%
Annual Return 2010	rr_AnnualReturn2010	14.22%
Annual Return 2011	rr_AnnualReturn2011	(6.09%)
Annual Return 2012	rr_AnnualReturn2012	15.84%
Annual Return 2013	rr_AnnualReturn2013	23.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.97%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.56%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.39%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	23.93%
5 Years	rr_AverageAnnualReturnYear05	15.71%
Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.13%
5 Years	rr_AverageAnnualReturnYear05	14.87%
Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2035 Portfolio, which is designed for investors planning to retire around the year 2035, currently has a target asset allocation of 92% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 65% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 6% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 98% S&P 500 Index/2% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to November 30, 2012, 94%/6% from December 1, 2012, to November 30, 2013, and 93%/7% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.95%. Best quarter: Q2 '09, 20.54% Worst quarter: Q4 '08, –23.41%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.03%
5 Years	rr_AverageAnnualReturnYear05	17.22%
Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.16%
5 Years	rr_AverageAnnualReturnYear05	16.64%
Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,063
Annual Return 2007	rr_AnnualReturn2007	7.94%
Annual Return 2008	rr_AnnualReturn2008	(40.96%)
Annual Return 2009	rr_AnnualReturn2009	34.97%
Annual Return 2010	rr_AnnualReturn2010	14.39%
Annual Return 2011	rr_AnnualReturn2011	(5.94%)
Annual Return 2012	rr_AnnualReturn2012	15.76%
Annual Return 2013	rr_AnnualReturn2013	23.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.54%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.41%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	23.65%
5 Years	rr_AverageAnnualReturnYear05	15.76%
Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.86%
5 Years	rr_AverageAnnualReturnYear05	14.94%
Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	12.62%
Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2030 Portfolio, which is designed for investors planning to retire around the year 2030, currently has a target asset allocation of 85% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 60% Russell 3000 Index, 26% MSCI ACWI ex-US Index, 11% Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 95% S&P 500 Index/5% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 94%/6% from December 1, 2007, to November 30, 2008; 93%/7% from December 1, 2008, to November 30, 2009; 92%/8% from December 1, 2009, to November 30, 2010; 91%/9% from December 1, 2010, to November 30, 2011; 89%/11% from December 1, 2011, to November 30, 2012; 88%/12% from December 1, 2012, to November 30, 2013, and 86%/14% from December 1, 2013, to the date of this propsectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.13%. Best quarter: Q2 '09, 20.44% Worst quarter: Q4 '08, –23.26%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.70%
5 Years	rr_AverageAnnualReturnYear05	16.58%
Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.29%
5 Years	rr_AverageAnnualReturnYear05	16.17%
Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,063
Annual Return 2007	rr_AnnualReturn2007	7.84%
Annual Return 2008	rr_AnnualReturn2008	(40.69%)
Annual Return 2009	rr_AnnualReturn2009	34.82%
Annual Return 2010	rr_AnnualReturn2010	14.27%
Annual Return 2011	rr_AnnualReturn2011	(5.27%)
Annual Return 2012	rr_AnnualReturn2012	15.33%
Annual Return 2013	rr_AnnualReturn2013	22.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.13%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.13%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.44%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -23.26%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	22.11%
5 Years	rr_AverageAnnualReturnYear05	15.50%
Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.30%
5 Years	rr_AverageAnnualReturnYear05	14.63%
Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.87%
5 Years	rr_AverageAnnualReturnYear05	12.35%
Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2025 Portfolio, which is designed for investors planning to retire around the year 2025, currently has a target asset allocation of 74% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 54% Russell 3000 Index, 23% MSCI ACWI ex-US Index, 18% Barclays U.S. Aggregate Bond Index, and 5% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 89% S&P 500 Index/11% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 88%/12% from December 1, 2007, to November 30, 2008; 86%/14% from December 1, 2008, to November 30, 2009; 85%/15% from December 1, 2009, to November 30, 2010; 83%/ 17% from December 1, 2010, to November 30, 2011; 81%/19% from December 1, 2011, to November 30, 2012; 79%/21% from December 1, 2012, to November 30, 2013; and 77%/23% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	lass R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.09%. Best quarter: Q2 '09, 20.04% Worst quarter: Q4 '08, –22.28%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.34%
5 Years	rr_AverageAnnualReturnYear05	15.51%
Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	15.40%
Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,051
Annual Return 2007	rr_AnnualReturn2007	7.23%
Annual Return 2008	rr_AnnualReturn2008	(39.01%)
Annual Return 2009	rr_AnnualReturn2009	34.40%
Annual Return 2010	rr_AnnualReturn2010	13.64%
Annual Return 2011	rr_AnnualReturn2011	(4.32%)
Annual Return 2012	rr_AnnualReturn2012	14.88%
Annual Return 2013	rr_AnnualReturn2013	19.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.09%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.04%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -22.28%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	19.76%
5 Years	rr_AverageAnnualReturnYear05	14.99%
Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.93%
5 Years	rr_AverageAnnualReturnYear05	14.05%
Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.50%
5 Years	rr_AverageAnnualReturnYear05	11.86%
Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2020 Portfolio, which is designed for investors planning to retire around the year 2020, currently has a target asset allocation of 62% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 46% Russell 3000 Index, 19% MSCI ACWI ex-US Index, 28% Barclays U.S. Aggregate Bond Index, and 7% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 81% S&P 500 Index/19% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 79%/21% from December 1, 2007, to November 30, 2008; 77%/23% from December 1, 2008, to November 30, 2009; 74%/26% from December 1, 2009, to November 30, 2010; 72%/ 28% from December 1, 2010, to November 30, 2011; 70%/30% from December 1, 2011, to November 30, 2012;67%/33% from December 1, 2012, to November 30, 2013; and 65%/35% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.11%. Best quarter: Q2 '09, 19.33% Worst quarter: Q4 '08, –20.86%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.97%
5 Years	rr_AverageAnnualReturnYear05	14.06%
Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	14.36%
Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.05%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,039
Annual Return 2007	rr_AnnualReturn2007	6.82%
Annual Return 2008	rr_AnnualReturn2008	(36.68%)
Annual Return 2009	rr_AnnualReturn2009	33.88%
Annual Return 2010	rr_AnnualReturn2010	12.68%
Annual Return 2011	rr_AnnualReturn2011	(3.21%)
Annual Return 2012	rr_AnnualReturn2012	14.35%
Annual Return 2013	rr_AnnualReturn2013	16.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.11%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.33%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -20.86%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	16.49%
5 Years	rr_AverageAnnualReturnYear05	14.23%
Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	13.12%
Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.69%
5 Years	rr_AverageAnnualReturnYear05	11.14%
Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2015 Portfolio, which is designed for investors planning to retire around the year 2015, currently has a target asset allocation of 52% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 38% Russell 3000 Index, 16% MSCI ACWI ex-US Index, 37% Barclays U.S. Aggregate Bond Index, and 9% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 70% S&P 500 Index/30% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 67%/33% from December 1, 2007, to November 30, 2008; 65%/35% from December 1, 2008, to November 30, 2009; 62%/38% from December 1, 2009, to November 30, 2010; 60%/ 40% from December 1, 2010, to November 30, 2011; 58%/42% from December 1, 2011, to November 30, 2012; 56%/44% from December 1, 2012, to November 30, 2013; and 54%/46% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.93%. Best quarter: Q2 '09, 17.87% Worst quarter: Q4 '08, –19.49%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Years	rr_AverageAnnualReturnYear05	12.54%
Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.36%
5 Years	rr_AverageAnnualReturnYear05	12.98%
Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.07%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[13],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2007	rr_AnnualReturn2007	5.55%
Annual Return 2008	rr_AnnualReturn2008	(33.97%)
Annual Return 2009	rr_AnnualReturn2009	31.78%
Annual Return 2010	rr_AnnualReturn2010	11.78%
Annual Return 2011	rr_AnnualReturn2011	(1.86%)
Annual Return 2012	rr_AnnualReturn2012	13.55%
Annual Return 2013	rr_AnnualReturn2013	13.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.93%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 17.87%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -19.49%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05	13.27%
Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.56%
5 Years	rr_AverageAnnualReturnYear05	12.02%
Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	10.23%
Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors who were expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2010 Portfolio, which is designed for investors who were planning to retire around the year 2010, currently has a target asset allocation of 43.75% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Living Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds. In addition to fixed-income securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investment, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 32% Russell 3000 Index, 13% MSCI ACWI ex-US Index, 44% Barclays U.S. Aggregate Bond Index, and 11% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 58% S&P 500 Index/42% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 56%/44% from December 1, 2007, to November 30, 2008; 54%/46% from December 1, 2008, to November 30, 2009; 52%/48% from December 1, 2009, to November 30, 2010; 50%/ 50% from December 1, 2010, to November 30, 2011; 47.5%/52.5% from December 1, 2011, to November 30, 2012; 46.25%/53.75% from December 1, 2012, to November 30, 2013; and 45%/55% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.90%. Best quarter: Q2 '09, 16.26% Worst quarter: Q4 '08, –17.30%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of broad-based market indexes is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	11.18%
Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	12.28%
Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%	[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[8]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[14],[22],[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	459
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,058
Annual Return 2007	rr_AnnualReturn2007	4.39%
Annual Return 2008	rr_AnnualReturn2008	(30.51%)
Annual Return 2009	rr_AnnualReturn2009	29.52%
Annual Return 2010	rr_AnnualReturn2010	10.88%
Annual Return 2011	rr_AnnualReturn2011	(0.86%)
Annual Return 2012	rr_AnnualReturn2012	12.85%
Annual Return 2013	rr_AnnualReturn2013	11.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.90%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 16.26%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:Q4 '08, -17.30%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	12.29%
Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	10.76%
Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006
(John Hancock Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	9.44%
Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2006

[1]	(on certain purchases, including those of $1 million or more)
[2]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[7]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[8]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[9]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[10]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[11]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[12]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[14]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	"Service plan fee" has been restated to reflect maximum allowable fees.
[16]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, Class R3, Class R4, and Class R5 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[17]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[18]	"Service plan fee" has been restated to reflect maximum allowable fees.
[19]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, Class R3, Class R4, and Class R5 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[20]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[21]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.